EQUITY (Tables)	9 Months Ended
Jun. 30, 2026
Schedule of Common share continuity

Common share continuity	Three months ended June 30, 2026	Nine months ended June 30, 2026
	#	#

Opening common shares	53,953,354	42,629,626
Subscriptions	—	375,000
Restricted share units settled	898,280	6,840,898
Advisory shares	—	175,000
Shares issued in the reverse takeover and debt settlements	—	4,362,954
Convertible notes and debt converted	184,410	402,566
Warrants exercised	600,000	850,000
Stock options exercised	745,606	745,606
Closing common shares	56,381,650	56,381,650

Schedule of Option continuity

Option continuity	Three months ended June 30, 2026	Three months ended June 30, 2026 WAEP	Nine months ended June 30, 2026	Nine months ended June 30, 2026 WAEP
	#	$	#	$

Outstanding at beginning of period	1,018,033	2.22	908,033	2.05
Granted	454,546	5.55	614,546	4.91
Forfeited or cancelled	—	—	(50,000)	2.00
Exercised	(745,606)	2.04	(745,606)	2.04
Correction of fractional legacy records	300	—	300	—
Outstanding and exercisable at end of period	727,273	4.48	727,273	4.48

Schedule of Restricted-share-unit

	Three months ended June	Nine months ended June
Restricted-share-unit continuity	30, 2026	30, 2026
	#	#
Outstanding at beginning of period	200,000	4,847,610
Granted	1,673,280	2,968,280
Settled in common shares	(898,280)	(6,840,890)
Outstanding at end of period	975,000	975,000
Vested at end of period	775,000	775,000
Unvested at end of period	200,000	200,000

Schedule of Warrant

Warrant continuity	Three months ended June 30, 2026	Three months ended June 30, 2026 WAEP	Nine months ended June 30, 2026	Nine months ended June 30, 2026 WAEP
	#	$	#	$

Outstanding at beginning of period	2,947,229	1.04	1,955,986	0.10
Granted	—	—	1,339,170	2.43
Exercised	(600,000)	0.10	(850,000)	0.10
Expired	—	—	(97,927)	3.60
Outstanding at end of period	2,347,229	1.28	2,347,229	1.28